Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment
Property and equipment consist of the following (in thousands):

	December 31,
	2025	2024
Computer equipment	$6,992	$6,428
Capitalized software development	14,933	12,212
Leasehold improvements	1,137	1,103
Furniture	1,219	1,211
Total property and equipment	24,281	20,954
Less: accumulated depreciation and amortization	(16,698)	(13,076)
Property and equipment, net	$7,583	$7,878

Depreciation and amortization expense relating to the Company’s property and equipment was $3.3 million and $3.6 million for the years ended December 31, 2025 and 2024, respectively. Amortization expense relating to the cost of revenue for capitalized software development was $2.1 million and $1.9 million for the years ended December 31, 2025 and 2024, respectively.
The Company capitalized $2.7 million and $2.4 million in capitalized software development costs in the years ended December 31, 2025 and 2024, respectively. Included within capitalized development costs were $0.5 million of stock-based compensation expense in each of the years ended December 31, 2025 and 2024. As of December 31, 2025 and 2024, the unamortized balance of capitalized software development costs on the Company’s consolidated balance sheets was approximately $6.1 million and $5.8 million, respectively.
No impairment indicators were identified for the year ended December 31, 2025. During the fourth quarter of the year ended December 31, 2024, the Company identified a triggering event related to the primary law finite-lived intangible asset and the capitalized software development costs associated with the integration of the primary law intangible asset into the Company’s product offerings as it was no longer probable of being completed. Impairment charges of $1.2 million were recorded against the capitalized software development related to the integration of the primary law intangible asset. Refer to Note 9, “Goodwill and Intangible Assets” regarding the details of the impairment charge.